ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance for Doubtful Accounts) (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
At beginning of period	¥ 318,197,517	¥ 256,605,518
Addition	49,392,754	78,486,446
Reversal	(10,745,287)	(80,526,863)
At end of period	325,929,467	¥ 254,565,101
ASU No. 2016-13 | Adjustment
At end of period	¥ (30,915,517)